UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	8/31/10

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus BASIC
Money Market
Fund, Inc.

SEMIANNUAL REPORT August 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
21	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Money Market Fund, Inc., covering the six-month period from March 1, 2010, through August 31, 2010.

As the summer of 2010 cooled off, so did the pace of the U.S. and global economic recoveries. Former engines of growth appeared to stall as large parts of the developed world remained indebted and burdened by weak housing markets.While some emerging markets have posted more impressive growth rates, their developing economies have not yet provided a meaningful boost to global economic activity.The result has been a subpar U.S. recovery with stubbornly high unemployment rates, low levels of consumer confidence and muted corporate investment.

We do not expect a return to recessionary conditions, thanks to record low short-term interest rates and quantitative easing from the Federal Reserve Board (the “Fed”). Indeed, with inflationary pressures currently negligible, we do not expect the Fed to raise short-term interest rates anytime soon, and money market yields seem likely to stay near historical lows. We have identified higher return opportunities in the stock and bond markets, stemming from improved valuations, healthy corporate balance sheets, better-than-expected earnings and the global search for yield.As always, your financial advisor is best-suited to help you evaluate and adjust your current asset allocations and potentially seize opportunities in this slow-growth economic context.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2010, through August 31, 2010, as provided by Bernard W. Kiernan, Jr., Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended August 31, 2010, Dreyfus BASIC Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Money market yields remained at historical lows as U.S. economic growth moderated, prompting the Federal Reserve Board (the “Fed”) to maintain an aggressively accommodative monetary policy.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including U.S. government securities, bank obligations, U.S. dollar-denominated foreign and domestic commercial paper, repurchase agreements, asset-backed securities and U.S. dollar-denominated obligations of foreign governments. Normally, the fund invests at least 25% of its total assets in foreign bank obligations.

When managing the fund, we closely monitor the outlook for economic growth and inflation, follow overseas developments and consider the posture of the Fed in our decisions as to how to structure the fund. Based upon our economic outlook, we actively manage the fund’s average maturity in looking for opportunities that may present themselves in light of possible changes in interest rates.

Monetary Policy Unchanged in Muted Recovery

The reporting period began in the midst of an economic recovery that was fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008. Indeed, the economic recovery appeared to remain on track in March 2010, when manufacturing

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

activity rose for the eighth straight month, and it did so at the fastest rate in almost six years. Nonetheless, U.S. GDP grew at a revised 3.7% annualized rate during the first quarter of 2010, a milder gain than similar stages of most previous recoveries.

In May, a sovereign debt crisis in Europe and inflationary pressures in China contributed to greater economic uncertainty worldwide, sparking heightened volatility in stock and bond markets. In the United States, the Consumer Price Index slid –0.1% in April, while retail sales and industrial production posted gains. However, government budget cutbacks in Europe created concerns that demand for goods and services, including those from U.S. companies, could suffer. Indeed, U.S. industrial production appeared to moderate in June, and private-sector job growth proved more anemic than many analysts expected. U.S. gross domestic product between April and June 2010 appeared to confirm renewed economic concerns, as GDP growth moderated to an annualized 1.6% rate for the second quarter.

In July, better economic data seemed to support analysts’ consensus view that the springtime slowdown was unlikely to lead to a double-dip recession. Industrial production posted a relatively robust 1.0% gain after June’s mild setback, and the manufacturing and service sectors of the U.S. economy expanded for the twelfth and seventh consecutive months, respectively. On the other hand, total nonfarm payroll employment fell by 131,000 jobs in July, reflecting the end of temporary hiring for the 2010 census and leaving the unemployment rate at 9.5%.

In August, sales of new homes fell 12% to a 47-year low, while purchases of existing homes plummeted 27% to a 15-year low.The unemployment rate rose to 9.6%, as only 67,000 jobs were created in the private sector during August.

Early in the reporting period, the U.S. Securities and Exchange Commission (“SEC”) issued new regulations governing money market funds. These new regulations had relatively little impact on the fund, which historically has been conservatively managed.

An Unwavering Focus on Quality

With few opportunities available in the short-term credit markets for significant levels of current income, it made little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail.Therefore, we set the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Although the mild economic recovery is maturing, inflationary pressures have remained low.The subpar U.S. recovery, along with expectations of sustained economic weakness in Europe, has convinced many analysts that a shift to a more restrictive monetary policy is unlikely anytime soon.Therefore, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

September 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders will be given at least 90 days’ notice prior to at least not until July 1, 2011, the time such absorption may be terminated. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Money Market Fund, Inc. from March 1, 2010 to August 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2010

Expenses paid per $1,000†	$ 1.61
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2010

Expenses paid per $1,000†	$ 1.63
Ending value (after expenses)	$1,023.59

† Expenses are equal to the fund’s annualized expense ratio of .32%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

August 31, 2010 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—25.4%	Amount ($)	Value ($)
Banco Santander SA (Yankee)
0.65%, 11/10/10	35,000,000	35,000,000
BNP Paribas (Yankee)
0.60%, 9/2/10	30,000,000	30,000,000
Credit Agricole CIB (Yankee)
0.66%, 10/8/10	10,000,000	10,000,000
Nordea Bank Finland (Yankee)
0.50%, 9/9/10	35,000,000	35,000,000
Royal Bank of Scotland PLC (Yankee)
0.37%, 11/18/10	35,000,000	35,000,000
Skandinaviska Enskilda Banken (Yankee)
0.60%, 10/6/10	40,000,000 [a]	40,000,000
Societe Generale (Yankee)
0.53%, 10/18/10	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $205,000,000)		205,000,000

Commercial Paper—10.5%
ING (US) Funding LLC
0.50%, 9/3/10	30,000,000	29,999,167
JPMorgan Chase & Co.
0.35%, 2/1/11	30,000,000	29,955,375
NRW Bank
0.31%, 11/23/10	25,000,000 [a]	24,982,132
Total Commercial Paper
(cost $84,936,674)		84,936,674

Asset-Backed Commercial Paper—15.4%
Atlantis One Funding Corp.
0.51%, 9/7/10	20,000,000 [a]	19,998,300
CAFCO
0.56%, 9/2/10	35,000,000 [a]	34,999,455
Cancara Asset Securitization
0.53%, 10/8/10	35,000,000 [a]	34,980,935

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
Grampian Funding LLC
0.54%, 10/13/10	35,000,000 [a]	34,977,950
Total Asset-Backed Commercial Paper
(cost $124,956,640)		124,956,640

Time Deposits—8.7%
KBC Bank (Grand Cayman)
0.21%, 9/1/10	35,000,000	35,000,000
Northern Trust Co. (Grand Cayman)
0.19%, 9/1/10	35,000,000	35,000,000
Total Time Deposits
(cost $70,000,000)		70,000,000

U.S. Government Agency—12.4%
Federal National Mortgage Association
0.52%, 10/21/10
(cost $99,992,462)	100,000,000 [b,c]	99,992,462

Repurchase Agreements—27.6%
Barclays Capital, Inc.
0.24%, dated 8/31/10, due 9/1/10
in the amount of $23,000,153 (fully
collateralized by $23,007,600
U.S. Treasury Notes, 1.38%,
due 5/15/12, value $23,460,052)	23,000,000	23,000,000
Credit Suisse Securities LLC
0.24%, dated 8/31/10, due 9/1/10
in the amount of $100,000,667 (fully
collateralized by $101,330,000
U.S. Treasury Notes, 0.75%,
due 11/30/11, value $102,000,314)	100,000,000	100,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
0.24%, dated 8/31/10, due 9/1/10 in the
amount of $100,000,667 (fully collateralized by
$44,431,000 Federal Home Loan Mortgage Corp.,
0%, due 8/29/11, value $44,302,150 and
$56,291,000 Federal National Mortgage
Association, 3.10%, due 9/25/15,
value $57,697,900)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $223,000,000)		223,000,000

Total Investments (cost $807,885,776)	100.0%	807,885,776

Cash and Receivables (Net)	.0%	374,105

Net Assets	100.0%	808,259,881

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2010, these securities amounted to $189,938,772 or 23.5% of net assets.
b On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.
c Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	51.3	Asset-Backed/
Repurchase Agreements	27.6	Multi-Seller Programs	8.7
U.S. Government Agency	12.4		100.0

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $223,000,000)—Note 1(b)	807,885,776	807,885,776
Cash		1,217,847
Interest receivable		228,267
Prepaid expenses		113,757
		809,445,647
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		267,488
Payable for shares of Common Stock redeemed		820,919
Accrued expenses		97,359
		1,185,766
Net Assets ($)		808,259,881
Composition of Net Assets ($):
Paid-in capital		810,959,620
Accumulated net realized gain (loss) on investments		(2,699,739)
Net Assets ($)		808,259,881
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		810,138,959
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	1,345,013
Expenses:
Management fee—Note 2(a)	2,117,724
Shareholder servicing costs—Note 2(b)	351,829
Custodian fees—Note 2(b)	56,504
Professional fees	40,334
Directors’ fees and expenses—Note 2(c)	32,407
Prospectus and shareholders’ reports	26,478
Registration fees	16,490
Miscellaneous	12,813
Total Expenses	2,654,579
Less—reduction in management fee due to undertaking—Note 2(a)	(748,076)
Less—reduction in expenses due to undertaking—Note 2(a)	(560,358)
Less—reduction in fees due to earnings credits—Note 1(b)	(1,208)
Net Expenses	1,344,937
Investment Income—Net	76
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	2,883
Net Increase in Net Assets Resulting from Operations	2,959

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2010	Year Ended
	(Unaudited)	February 28, 2010
Operations ($):
Investment income—net	76	1,447,077
Net realized gain (loss) on investments	2,883	(38,074,029)
Net unrealized appreciation
(depreciation) on investments	—	5,275,557
Net increase from payment by affiliate	—	35,598,634
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,959	4,247,239
Dividends to Shareholders from ($):
Investment income—net	(78)	(1,470,845)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	195,426,347	462,685,231
Capital contribution from affiliate†	820,641	—
Dividends reinvested	78	1,412,667
Cost of shares redeemed	(258,124,545)	(754,143,070)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(61,877,479)	(290,045,172)
Total Increase (Decrease) in Net Assets	(61,874,598)	(287,268,778)
Net Assets ($):
Beginning of Period	870,134,479	1,157,403,257
End of Period	808,259,881	870,134,479
Undistributed investment income—net	—	2

See notes to financial statements.
† See Note 2(d).

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
August 31, 2010			Year Ended February 28\29,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.022	.047	.048	.031
Distributions:
Dividends from
investment income—net	(.000)[a]	(.001)	(.022)	(.047)	(.048)	(.031)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.13[d]	2.26	4.84	4.88	3.18
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.63[b]	.66	.62	.61	.62	.63
Ratio of net expenses
to average net assets	.32[b]	.41	.46	.45	.45	.45
Ratio of net investment
income to average
net assets	.00[b,c]	.14	2.27	4.72	4.78	3.14
Net Assets, end of period
($ x 1,000)	808,260	870,134	1,157,403	1,246,850	1,066,879	973,708

a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.
d If payment pursuant to the Capital Support Agreement was not made, total return would have been (3.87%).

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	807,885,776
Level 3—Significant Unobservable Inputs	—
Total	807,885,776

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended February 28, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $2,702,622 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 2010. If not applied, $227,227 of the carryover expires in fiscal 2013 and $2,475,395 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended February 28, 2010 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At August 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest borrowings and extraordinary expenses, exceed an annual rate of .45% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The Manager may terminate this undertaking agreement upon and at least 90 days notice to shareholders but has committed not to do so until at least July 11, 2011.The reduction in management fee, pursuant to the undertaking, amounted to $748,076 during the period ended August 31, 2010.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to this undertaking amounted to $560,358 during the period ended August 31, 2010.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2010, the fund was charged $237,898 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2010, the fund was charged $76,688 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2010, the fund was charged $7,644 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $551.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2010, the fund was charged $56,504 pursuant to the custody agreement.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended August 31, 2010, the fund was charged $2,019 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $345,446, custodian fees $28,940, chief compliance officer fees $673 and transfer agency per account fees $31,557 which are offset against an expense reimbursement currently in effect in the amount of $139,128.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) On June 30, 2010, BNY Mellon made a capital contribution of $820,641 to the fund.

NOTE 3—Subsequent Event:

On October 7, 2010, BNY Mellon made a capital contribution of $1,789,524 to the fund.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors held on July 20, 2010, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund by the Manager pursuant to the Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted that the fund is serviced predominantly by Dreyfus’s retail servicing division. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund	21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2010 and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for each reported time period except the one-year period ended May 31, 2010, when it was equal to the median.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was equal to the Expense Group median and below the Expense Universe median and the fund’s total expense ratio was below the Expense Group and Expense Universe medians.The Board members also discussed the Manager’s current undertaking to waive fees and/or reimburse fund expenses.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category, as the fund (the “Similar Funds”).The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager informed the Board members that there were no separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given

The Fund	23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the services rendered and generally superior service levels provided by the Manager.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the Manager’s profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative per- formance and expense and management fee information, including the extension of the Manager’s undertaking to waive or reimburse certain fees and expenses of the fund, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

For More Information

Ticker Symbol: DBAXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: October 26, 2010

By: /s/ James Windels
James Windels, Treasurer
Date: October 26, 2010

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6